UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2023

Date of reporting period:  September 30, 2022

Item 1. Reports to Stockholders.

(a)

Great Lakes Disciplined Equity Fund
Institutional Class Shares – GLDNX

Great Lakes Large Cap Value Fund
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Semi-Annual Report
September 30, 2022

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Disciplined Equity Fund

November 7, 2022

I. INVESTMENT RESULTS

Market Review

Financial conditions are clearly tightening; 10-Year Treasury yields brushed 4% (their highest level in 12 years), the yield curve remains inverted, and the Fed’s balance sheet has just begun to shrink in earnest.  This is increasing the probability of recession (we may already be in one).  Markets show their anticipation via spiking volatility (equity, treasury and currency) and spiking quality spreads.

We do think the tighter conditions are beginning to bite in a number of areas.  We’re not betting on a Fed Put here, but valuations are becoming more attractive.  We would advise caution on metrics such as forward P/E ratio, however; remember, estimates remain aggressive, and if we get an earnings recession, what today appear to be low-ish P/E ratios may suddenly look much higher.

Against this backdrop, for the six months ended September 30th of 2022, your Great Lakes Disciplined Equity Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/22
Institutional Class	-21.57%
S&P 500 Index	-20.20%

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020.

Size/Style

Growth stocks underperformed value stocks by a substantial margin during the six month period with the S&P 500 Growth Index declining 23.87% while the S&P 500 Value Index declined 16.43%.

•	Mega-caps slightly underperformed large-caps as measured by the S&P 100 and S&P 500.

•	Value edged growth, as measured by the S&P 500 Growth and S&P 500 Value Indexes.

	o	When looking at the growth value returns for YTD 2022 we find growth has significantly underperformed value in the S&P 500 by almost 14%.

S&P 500 Sectors

•	Defensive sectors fared best in the S&P 500 during this period.

	o	The Energy sector lost just 2.94% over the period, leading all sectors and handily outperforming to 20.20% decline in the index.

•	Cyclical sectors (ex-energy) showed continued weakness as Communication Services, Information Technology, and Real Estate fell 30.79%, 25.19%, and 24.13% respectively, in the period.

II. ATTRIBUTION

The Disciplined Equity Fund lost 21.57% during the period, trailing the benchmark S&P 500 Index’s 20.20% decline.  Below are the contributions from sector positioning and stock selection:

Great Lakes Disciplined Equity Fund

In total, sector positioning added 0.61% to active return:

•	Overweighting the Consumer Staples sector contributed 57 basis points (“bps”) as the sector outperformed the benchmark by 9% during the period.

•	Underweighting the Health Care sector detracted 30 bps, as the sector outperformed the S&P 500 Index by about 9.5%.

Stock selection within the respective sectors detracted about 1.58% from active return:

•	Stock which benefitted relative performance included:

o
United Health Group (UNH) has continued to show strong performance as the focus on personal healthcare has accelerated in the wake of Covid 19, leading to an increase in insured individuals and higher profits.

	o	CDW Corp (CDW) posted a string of earnings beats that have helped the stock hold up better than the broader market during this year’s selloff.

•	Stock which detracted from relative performance included:

o
Intel (INTC) declined almost 50% over the period.  The aggressive turnaround plan of the CEO has failed to materialize as quickly as the market had hoped, and demand for PCs led to a large revenue and earnings miss.

	o	Nvidia (NVDA) shed almost 45% during the period, as a demand for GPU semiconductors declined globally, and the market turned aggressively towards value.

III. OUTLOOK

The Fed looks serious about bringing down inflation, having already brought the Fed Funds rate to a 15-year high.  This increase has driven a strengthening of the greenback, to levels not seen in at least 15 years.

As we go to press this quarter, we can see signs of an emerging tug of war:  Investors who believe that early signs of softening data will cause the re-emergence of a Fed Put (or at least a halt in pace of tightening), and investors who take the Fed governors at their word that inflation is the biggest threat we currently face (therefore, no Fed Put in the near offing).

Financial conditions are clearly tightening; 10-Year Treasury yields brushed 4% (their highest level in 12 years), the yield curve remains inverted, and the Fed’s balance sheet has just begun to shrink in earnest.  This is increasing the probability of recession (we may already be in one).  Markets show their anticipation via spiking volatility (equity, treasury and currency) and spiking quality spreads.

We do think the tighter conditions are beginning to bite in a number of areas:

– Building permits and housing starts, new and existing home sales are all turning lower.  While year over year price appreciation remains high, the second derivative has turned down, with the first m/m decrease in prices in years (ex-covid).

– The unemployment rate has stopped declining, but is not yet rising.  Hours worked are down fairly sharply, as is productivity – driving a sharp increase in employment cost.

– Consumer confidence is off, but still decent.  However, household net worth is flat y/y, and the Misery Index is at an 11-year high.

– ISM surveys have dropped sharply.

Jon Quigley, CFA. MSc
CIO, Disciplined Equity

Great Lakes Disciplined Equity Fund

Disclosures:

Active Return refers to that segment of the returns in an investment portfolio that is due to active management decisions made by the portfolio manager. It does not include any return that is merely a function of the market’s movement. The active return is calculated as the return of the portfolio minus its benchmark return.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

The “Fed Put” is a commonly used term in financial markets to describe the belief that the U.S. Federal Reserve (the Fed) will step in with accommodative monetary policy to buoy markets, specifically the U.S. equity market, if prices fall too fast too quickly- that the Fed would step in and implement policies to limit the stock market’s decline beyond a certain threshold.

ISM, or Issuer Set Margin, is the manufacturing index or purchasing managers’ index and is considered a key indicator of the state of the U.S. economy. It indicates the level of demand for products by measuring the amount of ordering activity at the nation’s factories.

The Price to Earnings Ratio (P/E) is a measure of value for a company. It is equal to the price of a share of common stock divided by the earnings per share for a twelve-month period. P/E data excludes non-earning stocks.

The S&P 100 Index is a sub-set of the S&P 500 and is designed to measure the performance of large-cap companies ($13.1B or greater) in the United States and comprises 100 major blue chip companies across multiple industry groups. The stocks in the S&P 100 tend to be the largest and most established companies in the S&P 500.

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P 500 Growth index tracks the investment results of the S&P 500 index composed of large-capitalization U.S. equities that exhibit growth characteristics.

The S&P 500 Value Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics.

It is not possible to invest directly in an index.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in ETFs. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. ETFs have management and other expense. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Distributed by Quasar Distributors, LLC.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Fund, including investment objectives, risks and expenses.

Great Lakes Disciplined Equity Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2022

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Institutional Class	-17.35%	4.92%	6.99%	10.12%	11.37%
S&P 500 Index(2)	-15.47%	8.16%	9.24%	11.70%	12.75%

(1)	Inception date of the Fund was June 1, 2009.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. This index can not be invested in directly.

The following is expense information for the Great Lakes Disciplined Equity Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2022:

Gross Expenses: 1.22%; Net Expenses: 0.85%. Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the period ended September 30, 2022 was 0.85%.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2022(1)
(% of Net Assets)

Money Market Fund &
Other Assets and Liabilities, Net
1.0%
Materials
0.8%
Utilities
1.3%
Real Estate
1.6%
Communication Services
4.4%
Energy
5.5%
Consumer Staples
11.4%
Consumer Discretionary
11.4%
Industrials
11.5%
Financials
12.1%
Health Care
13.6%
Information Technology
25.4%

Top 10 Equity Holdings (Unaudited)
September 30, 2022(1)
(% of Net Assets)

Apple, Inc.	7.5%
UnitedHealthGroup, Inc.	5.4%
Costco Wholesale Corp.	4.1%
Bank of America Corp.	3.5%
AbbVie, Inc.	3.2%
Lam Research Corp.	2.8%
CDW Corp.	2.7%
Alphabet, Inc. – Class C	2.6%
Wells Fargo & Co.	2.4%
Accenture plc – Class A	2.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

November 8, 2022

I. INVESTMENT RESULTS

Our continued belief is that higher interest rates and more normal monetary policy is a good thing for society and our economy, even though it will be uncomfortable in the near term. Just as inflation is a redistributive force, affecting some more than others, higher interest rates will hurt the over-leveraged but benefit the prudent. Retirees, pension funds, and the banking system have all suffered for years with interest rates far below inflation (starting in earnest in 2002, spanning four Fed Chairs), and accordingly, the incentive for governments, individuals, and corporations to save and live prudently below means has been minimized. Hopefully that is beginning to change.

We will almost certainly start to hear about the Fed’s upcoming “policy error”, i.e. raising rates too far and/or too quickly, to the short-term detriment of the economy and asset prices. But the real policy errors happened when central bank balance sheets ballooned (starting in 2008) and rates were kept negative in real terms for a prolonged period, distorting asset prices, promoting the illusion of wealth, and creating all of the disincentives to saving that we have seen all over the globe (or at least the G-7) as well as fueling the very significant problem of income inequality in the U.S. It is commendable that the Federal Reserve, at least for now, appears committed to undoing the cumulative effect of negative real rates.

Market Review

The Strategy’s benchmark, the Russell 1000 Value Index, declined 5.6% in the third quarter of 2022.  This brought its year-to-date decline to 17.8%.  Comparatively, the broader market as represented by the S&P 500 Index, declined 4.9% in Q3. This brought its year-to-date decline to 23.9%.  Growth as a style modestly outperformed Value in the Q3 with the Russell 1000 Growth Index declining only 3.6%.  However, Value as a style has outperformed thus far in the challenging year-to-date market environment, with the Growth Index declining 30.7% for the year-to-date period.

Share Class	6 Months ended 9/30/22
Institutional Class	-18.52%
Russell 1000 Value Index	-17.14%

II. ATTRIBUTION

Sector positioning had a 35 bps positive impact on Strategy 3Q relative performance.  This was more than offset by -178 bps of adverse stock selection.  Stock selection in the Health Care sector was a strong contributor with McKesson and CVS Health (discussed below) as well as Boston Scientific among the Strategy’s top 5 individual stock contributors. Stock selection in the Technology sector was the largest detractor in the 3Q amidst a challenging environment for the broader Tech sector.  SS&C Technologies and Intel Corporation were among the Strategy’s largest detractors in the 3Q.

Top contributors to the Strategy’s returns in the Q3 included:

•
Cummins (CMI; +5.9%):  Continues to navigate supply chain headwinds with the nearer-term outlook bolstered by a sizeable backlog and a strong balance sheet.  The medium-term outlook benefits from potential market share gains from recent platform wins and stricter international emissions standards which should drive more international truck producers to Cummins’ products.  And we believe the market under-appreciates the longer-term potential of Cummins’ hydrogen business, supported in part by subsidies contained in the recently-passed Inflation Reduction Act.

Great Lakes Large Cap Value Fund

•
McKesson (MCK; +4.3%):  The progress made in settling opioid litigation and the decision to divest some lower-performing European operations freed up capital for share repurchases.  We continue to like the industry tailwind created for the oligopolistic drug distributors by a strong generics pipeline, as well as company-specific growth opportunities in oncology and biopharma distribution.

•
CVS Health (CVS; +3.5%):  Reported Q2 earnings in excess of analyst expectations and increased its guidance for the year. CVS has de-levered the balance sheet following the acquisition of health insurer Aetna, freeing up capital for significant share repurchases as well as strategic M&A to expand its presence in primary, home, and value-based care.  This should in turn accelerate growth in CVS’ higher-multiple businesses and help drive a re-rating of the shares.

Among the Strategy’s largest detractors in the 3Q were:

•
Comcast Corporation (CMCSA; -24.8%): Recently-slower subscriber growth has pressured shares of cable providers as the industry anniversaries the strong net adds from the past two years that benefitted from work-from-home and school-from-home COVID tailwinds.  While slower subscriber growth heightens concerns over fixed wireless competition, we believe cable’s low-cost position puts it in an advantageous place to drive net adds, capture price, and expand its broadband footprint.  Meanwhile the shares’ current valuation implies little for value for its NBC Universal and Sky businesses, unwarranted in our view.

•
SS&C Technologies (SSNC; -17.5%):  Acquiring complementary software businesses is a core element of the business model, and as such SS&C carries a manageable yet certainly not insignificant amount of floating-rate debt on its balance sheet.  As a result, higher interest rates may pressure near-term earnings expectations, adding to inflationary pressures being experienced across the sector.  However, SS&C’s mission-critical software enjoys significant pricing power and makes SS&C a prodigious generator of free cash flow, which should enable it to raise prices to restore margins over time and rapidly pay down outstanding debt to reduce the interest expense burden.

•
Intel Corporation (INTC; -30.4%):  Falling PC demand in the wake of COVID combined with elevated spending necessary to return Intel to process leadership has pressured the near-term earnings outlook.  Our investment thesis takes a longer view, as we expect new CEO Pat Gelsinger to lead the return to Intel’s status as a leading edge semiconductor manufacturer while building out the foundry business, and returning earnings power to recent historical levels.

III. OUTLOOK

We continue to believe our portfolio of well-capitalized, attractively-valued, competitively-advantaged businesses is well-positioned for higher interest rates and the ongoing macroeconomic slowdown. Again, we believe the near-term economic bumpiness is a healthy development, and will lead to better risk-adjusted returns in the market going forward.

Ray Wicklander, III, CFA®, CPA
Portfolio Manager/Analyst

Great Lakes Large Cap Value Fund

Definitions:

The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For a complete list of fund holdings, please see the Schedule of Investments included in this report.

Mutual fund investing involves risk. Principal loss is possible. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

Great Lakes Large Cap Value Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2022

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Institutional Class	-11.80%	4.23%	3.75%	8.75%	8.75%
Russell 1000 Value Index(2)	-11.36%	4.36%	5.29%	9.17%	9.17%

(1)	Inception date of the Fund was September 28, 2012.
(2)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. This index can not be invested in directly.

The following is expense information for the Great Lakes Large Cap Value Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2022:

Gross Expenses: 1.02%; Net Expenses: 0.85%. Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the period ended September 30, 2022, was 0.85%.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2022(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2022(1)
(% of Net Assets)

Merck & Co., Inc.	4.3%
RenaissanceRe Holdings, Ltd.	3.9%
Citigroup, Inc.	3.5%
Shell plc – ADR	3.5%
Berkshire Hathaway, Inc. – Class B	3.4%
BorgWarner, Inc.	3.4%
Comcast Corp. – Class A	3.4%
CVS Health Corp.	3.3%
Cummins, Inc.	3.2%
McKesson Corp.	3.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

November 4, 2022

I. INVESTMENT RESULTS

The Great Lakes Small Cap Opportunity Institutional Class (GLSIX) decreased 20.78% for the six months ended September 30, 2022, underperforming the Russell 2000 index return by 1.77%.

Share Class	6 Months ended 9/30/22
Institutional Class	-20.78%
Russell 2000 Index	-19.01%

The equity markets this year have been very volatile.  After a rough 1st half of the year, the markets rallied sharply in the summer which turned out to be a bear market rally as optimism was erased by sticky inflation data and a more hawkish than expected Fed decision.

There were very little places to hide, every sector (except for energy) in the Russell 2000 index finished in negative territory.  Thus far, 2022 has been mostly about the macroeconomic themes and valuation multiples.  Elevated inflation, tightening monetary policy, and increasing fears of recession has taken the wind out of the equity market sails.  Contracting valuation multiples have driven the bulk of the market correction as 2022 earnings expectations for the Russell 2000 Index has remained largely intact.

But as we know, the market is a forward looking mechanism and it is foreshadowing an economic slowdown, despite a lack of consensus among economists that a recession is on the horizon.  There are good points to be made on both sides.  In the meantime, the market seems overly focused on every economic data point which helps to explain the extreme daily volatile in the markets.

As renowned investor Seth Klarman points out, “Macro worries are like sports talk radio.  Everyone has a good opinion which probably means that none of them are good.”   While we are cognizant of the macroeconomic factors in play, and we will keep abreast of the fluid situation, we are not market timers and believe that many of the answers to the macroeconomic questions are inherently unknowable.

As a result, our path forward – remains the same – we take a longer-term, bottom up approach, investing in what we think are the most advantaged and durable businesses, managed by great operators trading a discount to our estimate of value.

While the current situation may seem pretty dreary, the return prospects over the next 3-5 years have brightened given the market correction.  Historically, after bear markets like the one we are currently going through, the forward returns have become promising.  The historical data pertaining to our small cap portfolio is similar.  Our portfolio is the cheapest it has been over the past 10 years.  There have been two times when our portfolio was trading this cheaply.  In both times, out portfolio rebounded nicely both in absolute and relative terms.

II. ATTRIBUTION

The Fund’s relative underperformance to the index was largely driven by poor stock selection in industrial and energy sectors.  However, offsetting some of the loss was positive stock selection in communication services and information technology.  Also, our cash position provided a little cushion to the steep drop in the markets.

Energy was our worst performing sector on a relative basis, detracting over 140 basis points of alpha.  The root cause of this was Dril-Quip, an offshore equipment manufacturer. The stock was a poor performer, declining nearly 50%.  While business prospects remain strong, the company has yet to experience a material uplift in order rates which

Great Lakes Small Cap Opportunity Fund

disappointed investors.  We believe this is more of a timing issue as eventually the higher oil prices should drive increased equipment purchases.  Dril-Quip is well positioned to benefit from this.

Weak stock selection in the industrial sector detracted 115 basis points on an attribution basis. Flowserve, a pump and value manufacturer to the process industries and MillerKnoll, an office furniture manufacturer were notable disappointments.  Flowserve stock got hit as the company preannounced disappointing earnings largely due to issues related to the implementation of a new ERP system.  However, on the positive side, management noted that order rates remain strong and bookings should exceed $1 billion, the highest level over the past several years. MillerKnoll’s current fundamentals remain solid, however, management’s commentary of slowing order activity punished the stock. We will keep a keen eye on the situation. Meanwhile, the valuation, trading at 9x EPS, reflects a lot of bad news.

On the positive side of the ledger, our two holdings in the communication services sector, TripAdvisor, an online travel agency, and Manchester United, a professional soccer team, outperformed, adding 100 basis points to relative performance.  TripAdvisor posted strong quarterly results across all of its business units as travel continues to rebound from COVID lows. The newly minted CEO remains focused on exposing the value of the company’s growing experience and dining assets.  Manchester United benefited as it was subject to take-out rumors. Recent sports team transactions highlight Manchester’s premier global brand value. Based on recent transactions, Manchester United’s value is significantly higher than the current quote.

In technology, we outperformed by 45 basis points due stock selection.  Many of our holdings held up better than the more speculative, higher multiple technology names.  Additionally, Avnet, a semiconductor distributor and Extreme Networks, a networking equipment provider stocks were in positive territory as both companies fundamentals remain positive.

Thanks for your trust and patience,

Benjamin Kim, CFA

Definitions:

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

The Russell 2000 Growth index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that exhibit a growth probability.

The Russell 2000 Value index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that also exhibit a value probability.

Alpha is used as a measure of performance, indicating when a strategy has managed to beat the market return over some period. Alpha, often considered the active return on an investment, gauges the performance of an investment against a market index or benchmark that is considered to represent the market’s movement as a whole. The excess return of an investment relative to the return of a benchmark index is the investment’s alpha. Alpha may be positive or negative and is the result of active investing.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Great Lakes Small Cap Opportunity Fund

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedules of investments for complete holdings information. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Mutual fund investing involves risk. Principal loss is possible. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2022

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Investor Class	-20.18%	-0.53%	2.40%	7.07%	10.53%
Institutional Class	-19.97%	-0.27%	2.65%	7.33%	10.81%
Russell 2000 Index(2)	-23.50%	4.29%	3.55%	8.55%	11.23%

(1)	Inception date of each class was December 5, 2008.
(2)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization. This index can not be invested in directly.

The following is expense information for the Great Lakes Small Cap Opportunity Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2022:

Investor Class Gross Expense Ratio: 1.31%	Net Expense Ratio: 1.24%
Institutional Class Gross Expense Ratio: 1.05%	Net Expense Ratio: 0.99%

Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Investor Class and Institutional Class, respectively. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the period ended September 30, 2022, was 1.24% and 0.99% for the Investor Class and Institutional Class, respectively.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2022(1)(2)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2022(1)
(% of Net Assets)

Prosperity Bancshares, Inc.	4.2%
Axis Capital Holdings, Ltd.	3.9%
TripAdvisor, Inc.	3.7%
Manchester United plc – Class A	3.4%
NOV, Inc.	3.3%
Crane Holdings Co.	3.3%
Cannae Holdings, Inc.	3.2%
Bank OZK	3.1%
NewMarket Corp.	3.0%
Patterson Companies, Inc.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes securities lending collateral.

Great Lakes Funds

Expense Examples (Unaudited)
September 30, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees (Investor Class only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 – September 30, 2022).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Great Lakes Disciplined Equity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2022)	Value (9/30/2022)	(4/1/2022 to 9/30/2022)
Institutional Class Actual(2)	$1,000.00	$ 784.30	$3.80
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.81	$4.31

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2022, of -21.57%.

Great Lakes Large Cap Value Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2022)	Value (9/30/2022)	(4/1/2022 to 9/30/2022)
Institutional Class Actual(4)	$1,000.00	$ 814.80	$3.87
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.81	$4.31

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2022, of -18.52%.

Great Lakes Funds

Expense Examples (Unaudited) – Continued
September 30, 2022

Great Lakes Small Cap Opportunity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(5)
	Value (4/1/2022)	Value (9/30/2022)	(4/1/2022 to 9/30/2022)
Investor Class Actual(6)	$1,000.00	$ 791.00	$5.57
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.85	$6.28

Institutional Class Actual(6)	$1,000.00	$ 792.20	$4.45
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.10	$5.01

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.24% and 0.99% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(6)	Based on the actual returns for the six-month period ended September 30, 2022, of -20.90% and -20.78% for the Investor Class and Institutional Class, respectively.

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited)
September 30, 2022

Description	Shares	Value

COMMON STOCKS – 99.0%

Communication Services – 4.4%
Alphabet, Inc. – Class A*	600	$57,390
Alphabet, Inc. – Class C*	6,100	586,515
Charter Communications, Inc. – Class A*	500	151,675
Meta Platforms, Inc. – Class A*	800	108,544
Pinterest, Inc. – Class A*	3,200	74,560
		978,684

Consumer Discretionary – 11.4%
D.R. Horton, Inc.	2,000	134,700
Domino’s Pizza, Inc.	299	92,750
Home Depot, Inc.	700	193,158
Lennar Corp. – Class A	900	67,095
Lowe’s Companies, Inc.	1,800	338,058
Marriott International, Inc. – Class A	2,800	392,392
O’Reilly Automotive, Inc.*	580	407,943
Penn Entertainment, Inc.*	2,100	57,771
Tesla, Inc.*	1,644	436,071
TJX Companies, Inc.	1,800	111,816
Ulta Beauty, Inc.*	532	213,433
Whirlpool Corp.	600	80,886
		2,526,073

Consumer Staples – 11.4%
Costco Wholesale Corp.	1,924	908,648
General Mills, Inc.	1,951	149,466
Kroger Co.	10,843	474,381
Procter & Gamble Co.	500	63,125
Sysco Corp.	6,879	486,414
Tyson Foods, Inc. – Class A	2,739	180,582
Walmart, Inc.	2,100	272,370
		2,534,986

Energy – 5.5%
APA Corp.	10,700	365,833
Chevron Corp.	525	75,427
ConocoPhillips	2,345	239,987
Exxon Mobil Corp.	3,755	327,849
Valero Energy Corp.	1,900	203,015
		1,212,111

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2022

Description	Shares	Value

COMMON STOCKS – 99.0% (Continued)

Financials – 12.1%
American Express Co.	700	$94,437
Bank of America Corp.	25,685	775,687
Bank of New York Mellon Corp.	4,582	176,499
BlackRock, Inc.	100	55,028
Capital One Financial Corp.	3,225	297,248
Chubb Ltd.	1,147	208,616
Hartford Financial Services Group, Inc.	2,421	149,957
Travelers Companies, Inc.	722	110,610
Truist Financial Corp.	1,900	82,726
W.R. Berkley Corp.	2,977	192,255
Wells Fargo & Co.	13,334	536,294
		2,679,357

Health Care – 13.6%
AbbVie, Inc.	5,330	715,339
Amgen, Inc.	1,100	247,940
Anthem, Inc.	325	147,628
Centene Corp.*	900	70,029
Cigna Corp.	900	249,723
CVS Health Corp.	2,500	238,425
Humana, Inc.	200	97,038
Quest Diagnostics, Inc.	600	73,614
UnitedHealth Group, Inc.	2,352	1,187,854
		3,027,590

Industrials – 11.5%
3M Co.	2,257	249,399
C.H. Robinson Worldwide, Inc.	1,200	115,572
Caterpillar, Inc.	1,877	307,978
Expeditors International of Washington, Inc.	1,000	88,310
General Dynamics Corp.	1,363	289,188
Lockheed Martin Corp.	517	199,712
Norfolk Southern Corp.	1,696	355,566
PACCAR, Inc.	1,700	142,273
Union Pacific Corp.	2,011	391,783
United Parcel Service, Inc. – Class B	1,711	276,395
Waste Management, Inc.	830	132,974
		2,549,150

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2022

Description	Shares	Value

COMMON STOCKS – 99.0% (Continued)

Information Technology# – 25.4%
Accenture plc – Class A	2,000	$514,600
Adobe, Inc.*	1,148	315,929
Apple, Inc.	12,024	1,661,717
Applied Materials, Inc.	4,300	352,299
Broadcom, Inc.	200	88,802
CDW Corp.	3,908	609,961
Cloudflare, Inc. – Class A*	1,300	71,903
HP, Inc.	4,300	107,156
KLA Corp.	200	60,526
Lam Research Corp.	1,700	622,200
Microchip Technology, Inc.	900	54,927
Microsoft Corp.	2,083	485,131
Palo Alto Networks, Inc.*	900	147,411
Skyworks Solutions, Inc.	1,800	153,486
Texas Instruments, Inc.	2,035	314,977
VeriSign, Inc.*	400	69,480
		5,630,505

Materials – 0.8%
Nucor Corp.	1,300	139,087
Westrock Co.	1,400	43,246
		182,333

Real Estate – 1.6%
Extra Space Storage, Inc. – REIT	667	115,198
Prologis, Inc. – REIT	2,489	252,882
		368,080

Utilities – 1.3%
Constellation Energy Corp.	1,195	99,412
Exelon Corp.	3,585	134,294
Pinnacle West Capital Corp.	790	50,963
		284,669

Total Common Stocks
(Cost $23,641,274)		21,973,538

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2022

Description	Shares	Value

MONEY MARKET FUND – 1.2%
First American Government Obligations Fund – Class Z, 2.73%^
Total Money Market Fund
(Cost $258,105)	258,105	$258,105
Total Investments – 100.2%
(Cost $23,899,379)		22,231,643
Other Assets and Liabilities, Net – (0.2)%		(50,591)
Total Net Assets – 100.0%		$22,181,052

*	Non-income producing security
#	As of September 30, 2022, the Fund had a significant portion of its assets invested in the information technology sector. See Note 10 in the Notes to Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2022.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited)
September 30, 2022

Description	Shares	Value

COMMON STOCKS – 99.0%

Communication Services – 10.0%
Alphabet, Inc. – Class A*	3,417	$326,836
Alphabet, Inc. – Class C*	3,026	290,950
Comcast Corp. – Class A	39,370	1,154,722
Meta Platforms, Inc. – Class A*	5,768	782,603
Walt Disney Co.*	9,343	881,325
		3,436,436

Consumer Discretionary – 9.1%
Booking Holdings, Inc.*	231	379,581
BorgWarner, Inc.	36,818	1,156,085
Dollar General Corp.	1,702	408,242
Expedia Group, Inc.*	5,472	512,672
Hasbro, Inc.	9,964	671,773
		3,128,353

Consumer Staples – 4.4%
Anheuser-Busch InBev SA/NV – ADR	14,062	635,040
JM Smucker Co.	2,831	389,008
Philip Morris International, Inc.	5,913	490,838
		1,514,886

Energy – 7.1%
Chevron Corp.	5,027	722,229
Schlumberger Ltd.	14,710	528,089
Shell plc – ADR	23,786	1,183,591
		2,433,909

Financials – 24.1%
American Express Co.	5,811	783,962
Bank of America Corp.	29,563	892,803
Berkshire Hathaway, Inc. – Class B*	4,372	1,167,411
Chubb Ltd.	5,871	1,067,818
Citigroup, Inc.	29,135	1,214,055
PNC Financial Services Group, Inc.	4,679	699,136
Prudential Financial, Inc.	7,042	604,063
RenaissanceRe Holdings, Ltd.	9,503	1,334,126
State Street Corp.	8,286	503,872
		8,267,246

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2022

Description	Shares	Value

COMMON STOCKS – 99.0% (Continued)

Health Care – 19.4%
AbbVie, Inc.	6,078	$815,729
Baxter International, Inc.	6,669	359,192
Boston Scientific Corp.*	23,490	909,768
CVS Health Corp.	11,930	1,137,764
McKesson Corp.	3,205	1,089,283
Merck & Co., Inc.	16,965	1,461,026
UnitedHealth Group, Inc.	1,749	883,315
		6,656,077

Industrials – 9.0%
Canadian National Railway Co.	4,855	524,292
Cummins, Inc.	5,363	1,091,424
General Electric Co.	12,651	783,223
Lockheed Martin Corp.	1,780	687,596
		3,086,535

Information Technology – 6.8%
Cisco Systems, Inc.	9,948	397,920
Cisco Systems, Inc.	26,926	659,148
Intel Corp.	16,420	423,143
SS&C Technologies Holdings, Inc.	17,602	840,496
		2,320,707

Materials – 5.0%
Avery Dennison Corp.	4,941	803,901
DuPont de Nemours, Inc.	9,079	457,581
International Flavors & Fragrances, Inc.	4,911	446,066
		1,707,548

Utilities – 4.1%
Ameren Corp.	4,337	349,345
Public Service Enterprise Group, Inc.	18,986	1,067,583
		1,416,928

Total Common Stocks
(Cost $35,412,082)		33,968,625

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2022

Description	Shares	Value

MONEY MARKET FUND – 1.0%
First American Government Obligations Fund – Class Z, 2.73%^
Total Money Market Fund
(Cost $342,339)	342,339	$342,339
Total Investments – 100.0%
(Cost $35,754,421)		34,310,964
Other Assets and Liabilities, Net – 0.0%		(16,800)
Total Net Assets – 100.0%		$34,294,164

*	Non-income producing security
ADR – American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of September 30, 2022.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited)
September 30, 2022

Description	Shares	Value

COMMON STOCKS – 97.3%

Communication Services – 7.2%
Manchester United plc – Class A	67,464	$895,247
TripAdvisor, Inc. *	44,110	973,949
		1,869,196

Consumer Discretionary – 10.6%
Cheesecake Factory Inc.	12,869	376,804
frontdoor, Inc. *	23,920	487,729
Gildan Activewear, Inc.	19,721	557,513
Green Brick Partners, Inc. *	10,215	218,397
Mattel, Inc. *	22,409	424,426
Urban Outfitters, Inc. *	35,762	702,723
		2,767,592

Consumer Staples – 1.5%
Sprouts Farmers Market, Inc. *	13,620	377,955

Energy – 5.8%
Dril-Quip, Inc. *	33,371	651,402
NOV, Inc.	53,246	861,520
		1,512,922

Financials – 20.7%
Axis Capital Holdings, Ltd.	20,667	1,015,783
Bank OZK	20,081	794,404
Cannae Holdings, Inc. *	40,474	836,193
Horace Mann Educators Corp.	15,161	535,032
PRA Group, Inc. *	14,255	468,419
PROG Holdings, Inc. *	21,104	316,138
Prosperity Bancshares, Inc.	16,438	1,096,086
Pzena Investment Management, Inc. – Class A	33,026	313,086
		5,375,141

Health Care – 11.3%
Haemonetics Corp. *	7,417	549,081
Medpace Holdings, Inc. *	3,466	544,751
Patterson Companies, Inc.	32,789	787,592
Pediatrix Medical Group, Inc. *	27,916	460,893
Prestige Consumer Healthcare, Inc. *	12,018	598,857
		2,941,174

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2022

Description	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Industrials – 19.4%
CACI International, Inc. – Class A *	2,053	$535,956
Crane Holdings Co.	9,798	857,717
EnerSys	11,351	660,288
Flowserve Corp.	28,122	683,365
JELD-WEN Holding, Inc. *	37,515	328,256
KAR Auction Services, Inc. *	18,066	201,797
MillerKnoll, Inc.	21,627	337,381
Resideo Technologies, Inc. *	19,873	378,780
Sensata Technologies Holding plc	10,372	386,668
UniFirst Corp.	3,927	660,639
		5,030,847

Information Technology – 11.8%
ACI Worldwide, Inc. *	21,155	442,140
Extreme Networks, Inc. *	40,604	530,694
Knowles Corp. *	39,887	485,425
Onto Innovation, Inc. *	4,345	278,297
Progress Software Corp.	6,135	261,044
Verra Mobility Corp. *	27,209	418,202
ViaSat, Inc. *	21,644	654,298
		3,070,100

Materials – 7.4%
Berry Global Group, Inc. *	15,934	741,409
NewMarket Corp.	2,622	788,776
Valvoline, Inc.	15,445	391,377
		1,921,562

Real Estate – 1.6%
Park Hotels & Resorts, Inc. – REIT	37,930	427,092
Total Common Stocks
(Cost $30,242,827)		25,293,581

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2022

Description	Shares	Value
MONEY MARKET FUND – 2.1%
First American Government Obligations Fund – Class Z, 2.73% ^
Total Money Market Fund
(Cost $546,961)	546,961	$546,961
Total Investments – 99.4%
(Cost $30,789,788)		25,840,542
Other Assets and Liabilities, Net – 0.6%		151,478
Total Net Assets – 100.0%		$25,992,020

*	Non-income producing security
REIT – Real Estate Investment Trust
^	The rate shown is the annualized seven-day effective yield as of September 30, 2022.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited)
September 30, 2022

			Small Cap
	Disciplined	Large Cap	Opportunity
	Equity Fund	Value Fund	Fund
ASSETS
Investment securities:
At cost	$23,899,379	$35,754,421	$30,789,788
At value	$22,231,643	$34,310,964	$25,840,542
Foreign currencies (cost $0, $2,219 and $0, respectively)	—	2,188	—
Receivable for investment securities sold	—	—	194,452
Dividends & interest receivable	11,491	41,985	34,028
Receivable for capital shares sold	6,933	7,261	—
Prepaid expenses	2,299	8,724	1,417
Total Assets	22,252,366	34,371,122	26,070,439
LIABILITIES
Payable for capital shares redeemed	19,912	20,329	19,991
Payable to investment adviser	7,275	16,674	11,334
Payable for fund administration & accounting fees	10,082	9,867	11,503
Payable for compliance fees	1,823	1,823	1,820
Payable for transfer agent fees & expenses	3,465	2,374	5,100
Payable for custody fees	2,088	942	—
Payable for audit and tax fees	15,955	15,947	16,376
Payable for trustee fees	4,244	4,238	2,752
Accrued other fees	6,470	4,764	5,199
Accrued distribution fees – Investor Class	—	—	4,344
Total Liabilities	71,314	76,958	78,419
NET ASSETS	$22,181,052	$34,294,164	$25,992,020
COMPOSITION OF NET ASSETS
Paid-in capital	$25,502,988	$31,950,157	$27,066,362
Total distributable earnings (accumulated loss)	(3,321,936)	2,344,007	(1,074,342)
Total net assets	$22,181,052	$34,294,164	$25,992,020

Investor Class Shares:
Net Assets	$—	$—	$3,440,068
Shares issued and outstanding(1)	—	—	243,644
Net asset value, offering price, and redemption price per share	$—	$—	$14.12

Institutional Class Shares:
Net Assets	$22,181,052	$34,294,164	$22,551,952
Shares issued and outstanding(1)	2,592,316	2,702,754	1,560,861
Net asset value, offering price, and redemption price per share	$8.56	$12.69	$14.45

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2022

			Small Cap
	Disciplined	Large Cap	Opportunity
	Equity Fund	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$2,113	$2,947	$4,535
Dividend income	231,835	414,230	156,691
Less: Foreign taxes withheld	—	(1,982)	(856)
Securities lending income	—	—	1,718
Total investment income	233,948	415,195	162,088

EXPENSES:
Investment advisory fees (See Note 4)	79,538	118,794	90,231
Fund administration & accounting fees (See Note 4)	34,760	34,147	38,428
Federal & state registration fees	17,527	17,830	23,921
Audit and tax fees	15,958	15,947	16,375
Transfer agent fees & expenses (See Note 4)	9,244	9,350	16,222
Trustee fees	7,825	7,825	8,577
Compliance fees (See Note 4)	5,780	5,780	5,780
Custody fees (See Note 4)	4,014	2,545	3,315
Postage & printing fees	2,775	3,195	2,747
Legal fees	2,455	2,455	2,455
Insurance fees	1,868	1,957	1,957
Other fees	1,790	1,591	1,686
Distribution fees – Investor Class (See Note 5)	—	—	5,161
Total expenses before waiver	183,534	221,416	216,855
Less: Fee waiver from investment adviser (See Note 4)	(70,855)	(53,062)	(62,813)
Total net expenses	112,679	168,354	154,042
NET INVESTMENT INCOME	121,269	246,841	8,046

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,035,287)	921,465	249,885
Foreign currency translation	—	5	—
Net change in unrealized appreciation/depreciation of:
Investments	(4,442,138)	(9,085,104)	(7,208,528)
Foreign currency translation	—	(183)	—
Net realized and unrealized loss on investments	(6,477,425)	(8,163,817)	(6,958,643)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(6,356,156)	$(7,916,976)	$(6,950,597)

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2022	Ended
	(Unaudited)	March 31, 2022
OPERATIONS:
Net investment income	$121,269	$150,358
Net realized gain (loss) on investments	(2,035,287)	8,597,594
Net change in unrealized appreciation/depreciation of investments	(4,442,138)	(5,199,571)
Net increase (decrease) resulting from operations	(6,356,156)	3,548,381

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	3,118,087	13,647,082
Proceeds from reinvestment of distributions	50,467	5,633,663
Payments for shares redeemed	(3,078,029)	(16,671,756)
Net increase in net assets from capital share transactions	90,525	2,608,989

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(121,734)	(13,633,800)
TOTAL DECREASE IN NET ASSETS	(6,387,365)	(7,476,430)

NET ASSETS:
Beginning of Period	28,568,417	36,044,847
End of Period	$22,181,052	$28,568,417

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2022	Ended
	(Unaudited)	March 31, 2022
OPERATIONS:
Net investment income	$246,841	$446,001
Net realized gain (loss) on:
Investments	921,465	6,430,721
Foreign currency translation	5	(19)
Net change in unrealized appreciation/depreciation of:
Investments	(9,085,104)	(2,053,008)
Foreign currency translation	(183)	16
Net increase (decrease) resulting from operations	(7,916,976)	4,823,711

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	2,038,261	6,043,017
Proceeds from reinvestment of distributions	73,225	1,063,690
Payments for shares redeemed	(2,591,293)	(9,828,191)
Net decrease in net assets from capital share transactions	(479,807)	(2,721,484)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(243,197)	(3,697,176)
TOTAL DECREASE IN NET ASSETS	(8,639,980)	(1,594,949)

NET ASSETS:
Beginning of Period	42,934,144	44,529,093
End of Period	$34,294,164	$42,934,144

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2022	Ended
	(Unaudited)	March 31, 2022
OPERATIONS:
Net investment income	$8,046	$69,873
Net realized gain on investments	249,885	7,731,248
Net change in unrealized appreciation/depreciation of investments	(7,208,528)	(6,943,913)
Net increase (decrease) resulting from operations	(6,950,597)	857,208

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	836	22,194
Proceeds from reinvestment of distributions	—	279,289
Payments for shares redeemed	(298,529)	(595,918)
Decrease in net assets from Investor Class transactions	(297,693)	(294,435)
Institutional Class:
Proceeds from shares sold	1,368,443	4,573,274
Proceeds from reinvestment of distributions	—	1,721,941
Payments for shares redeemed	(2,068,814)	(19,732,256)
Decrease in net assets from Institutional Class transactions	(700,371)	(13,437,041)
Net decrease in net assets from capital share transactions	(998,064)	(13,731,476)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Investor Class	—	(279,344)
Net Distributions to Shareholders – Institutional Class	—	(2,461,252)
Total distributions to shareholders	—	(2,740,596)
TOTAL DECREASE IN NET ASSETS	(7,948,661)	(15,614,864)

NET ASSETS:
Beginning of Period	33,940,681	49,555,545
End of Period	$25,992,020	$33,940,681

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of period	$10.97		$19.02	$13.43	$14.97	$15.16	$15.61

Investment operations:
Net investment income	0.05		0.08	0.05	0.13	0.13	0.15
Net realized and unrealized
gain (loss) on investments	(2.41)		2.02	6.89	(1.08)	1.13	1.87
Total from investment operations	(2.36)		2.10	6.94	(0.95)	1.26	2.02

Less distributions from:
Net investment income	(0.05)		(0.08)	(0.05)	(0.13)	(0.14)	(0.15)
Net realized gains	—		(10.07)	(1.30)	(0.46)	(1.31)	(2.32)
Total distributions	(0.05)		(10.15)	(1.35)	(0.59)	(1.45)	(2.47)
Net asset value, end of period	$8.56		$10.97	$19.02	$13.43	$14.97	$15.16

Total return	-21.57	%(1)	8.72%	52.43%	-6.88%	9.22%	12.76%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$22,181		$28,568	$36,045	$29,253	$42,835	$44,160

Ratio of expenses to average net assets:
Before expense waiver	1.38	%(2)	1.22%	1.13%	0.98%	0.95%	0.95%
After expense waiver	0.85	%(2)	0.85%	0.86%	0.85%	0.85%	0.85%

Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver	1.38	%(2)	1.22%	1.12%	0.98%	0.95%	0.95%
After expense waiver	0.85	%(2)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	0.91	%(2)	0.48%	0.25%	0.85%	0.85%	0.91%

Portfolio Turnover Rate	41	%(1)	163%	99%	97%	107%	104%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		March 31,	March 31,		March 31,	March 31,	March 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Common Share Data

Net asset value, beginning of period	$15.68		$15.36	$10.09		$12.75	$14.29	$15.23

Investment operations:
Net investment income	0.09		0.17	0.19		0.22	0.25	0.20
Net realized and unrealized
gain (loss) on investments	(2.99)		1.60	5.36		(2.19)	(0.08)	1.01
Total from investment operations	(2.90)		1.77	5.55		(1.97)	0.17	1.21

Less distributions from:
Net investment income	(0.09)		(0.17)	(0.19)		(0.22)	(0.25)	(0.20)
Net realized gains	—		(1.28)	(0.09)		(0.47)	(1.46)	(1.95)
Return of capital	—		—	(0.00	)(3)	—	—	—
Total distributions	(0.09)		(1.45)	(0.28)		(0.69)	(1.71)	(2.15)
Net asset value, end of period	$12.69		$15.68	$15.36		$10.09	$12.75	$14.29

Total return	-18.52	%(1)	11.93%	55.58%		-16.64%	1.98%	7.36%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$34,294		$42,934	$44,529		$37,423	$46,804	$50,135

Ratio of expenses to average net assets:
Before expense waiver	1.12	%(2)	1.02%	1.04%		0.93%	0.90%	0.90%
After expense waiver	0.85	%(2)	0.85%	0.85%		0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	1.25	%(2)	1.05%	1.51%		1.62%	1.76%	1.28%

Portfolio Turnover Rate	14	%(1)	56%	35%		27%	42%	61%

(1)	Not annualized.
(2)	Annualized.
(3)	Amount per share is less than $0.01.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of period	$17.85		$18.68	$10.44	$16.50	$17.36	$17.24

Investment operations:
Net investment income (loss)	(0.01)		(0.01)	0.13	0.18	(0.01)	0.02
Net realized and unrealized
gain (loss) on investments	(3.72)		0.27	8.20	(5.07)	1.05	1.35
Total from investment operations	(3.73)		0.26	8.33	(4.89)	1.04	1.37

Less distributions from:
Net investment income	—		—	(0.09)	(0.14)	—	(0.06)
Net realized gains	—		(1.09)	—	(1.03)	(1.90)	(1.19)
Total distributions	—		(1.09)	(0.09)	(1.17)	(1.90)	(1.25)
Net asset value, end of period	$14.12		$17.85	$18.68	$10.44	$16.50	$17.36

Total return	-20.90	%(1)	1.40%	79.97%	-32.07%	7.28%	7.98%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$3,440		$4,693	$5,186	$6,531	$10,868	$7,238

Ratio of expenses to average net assets:
Before expense waiver	1.66	%(2)	1.31%	1.30%	1.13%	1.10%	1.10%
After expense waiver	1.24	%(2)	1.24%	1.24%	1.13%	1.10%	1.10%

Ratio of net investment income (loss)
to average net assets:
After expense waiver	-0.16	%(2)	-0.08%	0.37%	1.06%	0.00%	0.05%

Portfolio Turnover Rate	14	%(1)	46%	64%	53%	115%	101%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of period	$18.24		$19.04	$10.65	$16.80	$17.64	$17.51

Investment operations:
Net investment income	0.01		0.03	0.06	0.23	0.04	0.06
Net realized and unrealized
gain (loss) on investments	(3.80)		0.28	8.47	(5.18)	1.06	1.37
Total from investment operations	(3.79)		0.31	8.53	(4.95)	1.10	1.43

Less distributions from:
Net investment income	—		(0.02)	(0.14)	(0.18)	(0.04)	(0.11)
Net realized gains	—		(1.09)	—	(1.02)	(1.90)	(1.19)
Total distributions	—		(1.11)	(0.14)	(1.20)	(1.94)	(1.30)
Net asset value, end of period	$14.45		$18.24	$19.04	$10.65	$16.80	$17.64

Total return	-20.78	%(1)	1.65%	80.39%	-31.87%	7.51%	8.21%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$22,552		$29,247	$44,370	$35,011	$67,804	$74,626

Ratio of expenses to average net assets:
Before expense waiver	1.41	%(2)	1.05%	1.05%	0.88%	0.85%	0.85%
After expense waiver	0.99	%(2)	0.99%	0.99%	0.88%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	0.09	%(2)	0.17%	0.29%	1.32%	0.25%	0.30%

Portfolio Turnover Rate	14	%(1)	46%	64%	53%	115%	101%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements (Unaudited)
September 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Large Cap Value Fund commenced operations on September 28, 2012. The Disciplined Equity Fund commenced operations on June 1, 2009 and the Small Cap Opportunity Fund commenced operations on December 5, 2008. The Small Cap Opportunity Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Disciplined Equity Fund and Large Cap Value Fund currently offer only Institutional Class shares. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended September 30, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period ended September 30, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for the years prior to March 31, 2019.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Gains realized by the Funds on the sale of securities in certain countries may also be subject to non-U.S. taxes. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value. The Funds will not hold more than 15% of the value of their net assets in illiquid securities. At September 30, 2022, the Funds did not hold any illiquid securities.

Security Loans – When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The Funds also continue to receive dividends on the securities loaned. The loans are secured by collateral at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending. See Note 9.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks and exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their NAV per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Designee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports of the Valuation Designee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s securities as of September 30, 2022:

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$21,973,538	$—	$—	$21,973,538
Money Market Fund	258,105	—	—	258,105
Total Investments	$22,231,643	$—	$—	$22,231,643

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$33,968,625	$—	$—	$33,968,625
Money Market Fund	342,339	—	—	342,339
Total Investments	$34,310,964	$—	$—	$34,310,964

Small Cap Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$25,293,581	$—	$—	$25,293,581
Money Market Fund	546,961	—	—	546,961
Total Investments	$25,840,542	$—	$—	$25,840,542

Refer to the Schedule of Investments for further information on the classification of investments.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds were required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Disciplined Equity Fund	0.60%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Institutional Class
Disciplined Equity Fund	N/A	0.85%
Large Cap Value Fund	N/A	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	October 2022 –	April 2023 –	April 2024 –	April 2025 –
Fund	March 2023	March 2024	March 2025	September 2025
Disciplined Equity Fund	$30,380	$94,494	$114,024	$70,855
Large Cap Value Fund	21,825	79,283	72,339	53,062
Small Cap Opportunity Fund	887	31,352	31,096	63,761

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2022, are disclosed in the Statements of Operations.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Small Cap Opportunity Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended September 30, 2022, the Fund’s Investor Class incurred the following expenses pursuant to the Plan:

Fund	Amount
Small Cap Opportunity Fund	$5,161

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Disciplined Equity Fund		Large Cap Value Fund
	Six Months Ended		Six Months Ended
	September 30, 2022	Year Ended	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022	(Unaudited)	March 31, 2022
Institutional Class:
Shares sold	297,650	1,180,293	136,068	388,965
Shares issued in reinvestment
of distributions	5,674	488,686	5,511	70,076
Shares redeemed	(315,611)	(959,112)	(177,590)	(618,861)
Net increase (decrease)
in capital shares	(12,287)	709,867	(36,011)	(159,820)

	Small Cap Opportunity Fund
	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
Investor Class:
Shares sold	53	1,156
Shares issued in reinvestment of distributions	—	15,646
Shares redeemed	(19,342)	(31,501)
Net decrease	(19,289)	(14,699)
Institutional Class:
Shares sold	85,055	238,761
Shares issued in reinvestment of distributions	—	94,508
Shares redeemed	(127,376)	(1,060,497)
Net decrease	(42,321)	(727,228)
Net decrease in capital shares	(61,610)	(741,927)

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended September 30, 2022, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Disciplined Equity Fund	$—	$—	$10,796,460	$10,532,469
Large Cap Value Fund	—	—	5,358,043	5,939,757
Small Cap Opportunity Fund	—	—	4,228,838	5,323,878

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2022, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Disciplined Equity Fund	$3,166,857	$(392,798)	$2,774,059	$25,713,371
Large Cap Value Fund	8,579,883	(943,659)	7,636,224	35,374,940
Small Cap Opportunity Fund	4,551,197	(2,824,370)	1,726,827	32,265,459

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the differences in tax treatment of wash sales and distributions payable.

At March 31, 2022, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Fund	Income	Capital Gains	Gain/Loss	Appreciation	Earnings
Disciplined Equity Fund	$—	$381,895	$—	$2,774,059	$3,155,954
Large Cap Value Fund	75,135	2,792,769	52	7,636,224	10,504,180
Small Cap Opportunity Fund	383,831	3,765,597	—	1,726,827	5,876,255

As of March 31, 2022, the Funds’ most recently completed fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of each Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2022, the Funds do not plan to defer any late year losses.

The tax character of distributions paid during the period ended September 30, 2022, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Total
Disciplined Equity Fund	$121,734	$—	$121,734
Large Cap Value Fund	243,197	—	243,197
Small Cap Opportunity Fund	—	—	—

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

The tax character of distributions paid during the year ended March 31, 2022, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Total
Disciplined Equity Fund	$2,797,794	$10,836,006	$13,633,800
Large Cap Value Fund	1,045,942	2,651,234	3,697,176
Small Cap Opportunity Fund	1,445,737	1,294,859	2,740,596

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(C), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended March 31, 2022. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

9.  SECURITIES LENDING

Following the terms of a securities lending agreement with the Funds’ Custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending. As of September 30, 2022, the Small Cap Opportunity Fund did not have any securities on loan.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Fund is not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

10.  SECTOR RISK

As of September 30, 2022, the Disciplined Equity Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition, and more aggressive pricing than the overall market.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Disciplined Equity Fund	Maril & Co. FBO	58.00%
	Wells Fargo Clearing	34.84%

Large Cap Value Fund	Maril & Co. FBO	41.58%
	Wells Fargo Clearing	26.98%
	Wintrust Financial	25.61%

Small Cap Opportunity Fund	Wells Fargo Clearing	42.53%
	Maril & Co. FBO	26.00%

12.  SUBSEQUENT EVENTS

On December 2, 2022, a joint special meeting of the shareholders of the Funds will take place to vote on a proposed tax-free reorganization of the Funds into The Advisors’ Inner Circle Fund (the “Acquiring Trust”). If the reorganization is approved, the Disciplined Equity Fund and Large Cap Value Fund will reorganize into the Cambiar Opportunity Fund and the Small Cap Opportunity Fund will reorganize into the Cambiar Small Cap Opportunity Fund. The reorganizations are expected to take place on or around December 12, 2022.

Great Lakes Funds

Discussion of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Great Lakes Small Cap Opportunity Fund, the Great Lakes Large Cap Value Fund, and the Great Lakes Disciplined Equity Fund (each a “Fund” and together, the “Funds”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e- 4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Great Lakes Advisors, LLC (“Great Lakes”) as the administrator of the Program (the “Program Administrator”). Personnel of Great Lakes conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Great Lakes Liquidity Risk Committee.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021 (the “Reporting Period”). No significant liquidity events impacting the Funds during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, the Program Administrator manages and periodically reviews each Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. In the Report, Great Lakes provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage each Fund’s liquidity risk and each Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. The process utilized by Great Lakes for determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, each Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, each Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. There were no redemptions in-kind during the Reporting Period.

The Report concluded, with respect to each Fund: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

Great Lakes Funds

Additional Information (Unaudited)
September 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

Great Lakes Funds

PRIVACY NOTICE (UNAUDITED)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois 60604

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date   December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date   December 6, 2022

By (Signature and Title)* /s/ Benjamin J. Eirich
  Benjamin J. Eirich, Treasurer

Date   December 6, 2022

* Print the name and title of each signing officer under his or her signature.